SHAREHOLDERS' EQUITY (Schedule of Restricted Shares Units Activity) (Details) - RSU's [Member] - $ / shares		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Number of RSU's
Outstanding as of beginning of year		2,398,135	[1]	1,585,560	[1]	1,712,996
Granted		781,952		1,581,492		797,241
Converted		(983,643)		(726,007)		(870,720)
Forfeited		(49,820)		(42,910)		(53,957)
Outstanding as of end of year	[1]	2,146,624		2,398,135		1,585,560
Weighted Average Fair Value
Outstanding as of beginning of year		$ 34.51	[1]	$ 38.1	[1]	$ 32.9
Granted		46.37		31.89		37.64
Converted		35.62		36.52		27.8
Forfeited		36.87		36.96		32.49
Outstanding as of end of year	[1]	$ 38.26		$ 34.51		$ 38.1

[1]	Include (i) 717,148, 736,014 and 559,184 PSUs as of December 31, 2025, 2024 and 2023, respectively and (ii) 535,809 and 649,249 MSUs as of December 31, 2025 and 2024, respectively.